Notes Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Notes Payable [Text Block]

Note 20 – Notes payable

Notes payable outstanding at December 31, 2011 and 2010, consisted of the following:

(In thousands)	2011	2010

Advances with the FHLB with maturities ranging from 2012 to 2021 paying interest at monthly fixed
rates ranging from 0.66% to 4.95% ( 2010 - 3.52% to 4.95%)	$642,568	$385,000

Note issued to the FDIC paying interest monthly at an annual fixed rate of 2.50%	-	2,492,928

Term notes with maturities ranging from 2012 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2010 - 5.25% to 13.00%)	278,309	381,133

Term notes with maturities ranging from 2012 to 2013 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	588	1,010

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note ##TPS)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $465,963 as of 2011 and $491,019 at
2010) with no stated maturity and a contractual fixed interest rate of 5.00% until, but	470,037	444,981
excluding December 5, 2013 and 9.00% thereafter (Refer to Note ##TPS)[1]

Others	25,070	25,331
Total notes payable	$1,856,372	$4,170,183

Note: Key index rates as of December 31, 2011 and December 31, 2010, respectively, were as follows: 3-month LIBOR rate =0.58% and 0.30%; 10-year U.S. Treasury note =1.88% and 3.30%.

[1] The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009.

The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.

As indicated in Note 4 to the consolidated financial statements, in consideration for the excess assets acquired over liabilities assumed as part of the Westernbank FDIC-assisted transaction, BPPR issued to the FDIC a secured note (the “note issued to the FDIC”) in the amount of $5.8 billion at April 30, 2010, which had full recourse to BPPR. The note issued to the FDIC was collateralized by the loans (other than certain consumer loans) and other real estate acquired in the agreement with the FDIC and all proceeds derived from such assets, including cash inflows from claims to the FDIC under the loss sharing agreements. Proceeds received from such sources were used to pay the note under the conditions stipulated in the agreement. The note had been paid in full as of December 31, 2011 without any penalty.

The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2011.

Year	(In thousands)
2012	$214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
No stated maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Total	$1,856,372

At December 31, 2011, the Corporation had borrowing facilities available with the FHLB whereby the Corporation could borrow up to $2.0 billion based on the assets pledged with the FHLB at that date (2010 - $1.6 billion). The FHLB advances at December 31, 2011 are collateralized with mortgage loans, and do not have restrictive covenants or callable features. The maximum borrowing capacity is dependent on certain computations as determined by the FHLB, which consider the amount and type of assets available for collateral.

Also, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York. At December 31, 2011, the borrowing capacity at the discount window approximated $2.6 billion (2010 -$2.7 billion), which remained unused at December 31, 2011 and 2010. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.